Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Entity Registrant Name	CAMTEK LTD
Entity Central Index Key	0001109138
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017
Entity Filer Category	Non-accelerated Filer